Income Taxes - Summary of Changes In Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ (277,370)	$ (220,114)
Increases recorded to income tax provision	(35,439)	(57,256)
Valuation allowance as of end of year	$ (312,809)	$ (277,370)